Consolidated Statements of Operations - EUR (€) € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales		€ 9,052.8	€ 6,794.8	€ 6,287.4
Cost of sales		(4,976.1)	(3,750.3)	(3,391.7)
Gross profit		4,076.7	3,044.5	2,895.7
Other income		95.8	93.8	83.2
Research and development costs		(1,259.7)	(1,105.8)	(1,068.1)
Selling, general and administrative costs		(416.6)	(374.8)	(345.7)
Income from operations		2,496.2	1,657.7	1,565.1
Interest and other, net		(50.3)	33.7	(16.5)
Income before income taxes		2,445.9	1,691.4	1,548.6
Provision for income taxes		(310.7)	(219.5)	(161.4)
Income after income taxes		2,135.2	1,471.9	1,387.2
Profit (loss) related to equity method investments		(16.7)	0.0	0.0
Net income		€ 2,118.5	€ 1,471.9	€ 1,387.2
Basic net income per ordinary share (in EUR per share)		€ 4.93	€ 3.46	€ 3.22
Diluted net income per ordinary share (in EUR per share)	[1],[2]	€ 4.91	€ 3.44	€ 3.21
Number of ordinary shares used in computing per share amounts
Basic		429.8	425.6	430.6
Diluted	[1],[2]	431.6	427.7	432.6
System Sales [Member]
Net sales	[3]		€ 4,672.0	€ 4,310.4	[4]
Cost of sales	[3]	€ (3,459.0)	(2,468.2)	(2,246.0)
Service and Field Option Sales [Member]
Net sales	[3]	2,679.1	2,122.8	1,977.0
Cost of sales	[3]	€ (1,517.1)	€ (1,282.1)	€ (1,145.7)

[1]	1.The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of options when exercise would be anti-dilutive.
[2]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of options when exercise would be anti-dilutive.
[3]	As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.
[4]	As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.